Earnings Per Share (Basic and Diluted) (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share

For the year ended December 31		2021		2020
	Earnings (1) (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount	Earnings (Numerator)	Shares (000’s) (Denominator)	Per-Share Amount
Net earnings	$97,428			$177,882
Basic earnings per share	$97,428	210,298	$0.46	$177,882	210,085	$0.85
Effect of dilutive securities:
Stock options	—	137		—	210
Diluted earnings per share	$97,428	210,435	$0.46	$177,882	210,295	$0.85
(1)Net earnings attributable to equity holders of the Company.